Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 94.6%
Aerospace & Defense — 1.1%
Hexcel Corp.	54,521	$1,829,180
Auto Manufacturers — 1.0%
PACCAR, Inc.	19,140	1,632,259
Banks — 9.7%
Bank of America Corp.	159,739	3,848,113
JPMorgan Chase & Co.	21,472	2,067,110
KeyCorp.	105,924	1,263,673
The Goldman Sachs Group, Inc.	14,224	2,858,597
The PNC Financial Services Group, Inc.	29,888	3,284,990
Truist Financial Corp.	66,405	2,526,710
		15,849,193
Beverages — 2.2%
Constellation Brands, Inc., Class A	6,568	1,244,702
PepsiCo, Inc.	16,668	2,310,185
		3,554,887
Biotechnology — 0.5%
Royalty Pharma PLC, Class A	18,892	794,786
Commercial Services — 1.4%
Euronet Worldwide, Inc.*	24,873	2,265,930
Computers — 2.9%
Cognizant Technology Solutions Corp., Class A	47,453	3,294,187
HP, Inc.	78,909	1,498,482
		4,792,669
Diversified Financial Services — 1.1%
Raymond James Financial, Inc.	24,072	1,751,479
Electric — 7.5%
CMS Energy Corp.	47,246	2,901,377
Edison International	62,875	3,196,565
NextEra Energy, Inc.	15,196	4,217,801
Sempra Energy	16,716	1,978,506
		12,294,249
Food — 3.3%
General Mills, Inc.	33,731	2,080,528
Mondelez International, Inc., Class A	55,971	3,215,534
		5,296,062
Hand & Machine Tools — 1.8%
Stanley Black & Decker, Inc.	17,890	2,901,758
Healthcare Products — 8.2%
Abbott Laboratories	29,122	3,169,347
Baxter International, Inc.	17,754	1,427,777
Boston Scientific Corp.*	45,100	1,723,271
Medtronic PLC	46,480	4,830,202
Thermo Fisher Scientific, Inc.	5,185	2,289,281
		13,439,878
	Number of Shares	Value†

Home Builders — 1.1%
D.R. Horton, Inc.	22,939	$1,734,877
Insurance — 9.0%
American International Group, Inc.	70,241	1,933,735
Arch Capital Group Ltd.*	43,831	1,282,057
Berkshire Hathaway, Inc., Class B*	31,559	6,720,173
Reinsurance Group of America, Inc.	12,283	1,169,219
The Allstate Corp.	16,603	1,563,006
The Travelers Cos., Inc.	18,624	2,014,931
		14,683,121
Internet — 1.8%
Alphabet, Inc., Class A*	2,003	2,935,597
Iron & Steel — 1.4%
Steel Dynamics, Inc.	81,222	2,325,386
Machinery — Diversified — 3.0%
Caterpillar, Inc.	16,768	2,500,947
Ingersoll Rand, Inc.*	65,190	2,320,764
		4,821,711
Media — 3.7%
Fox Corp., Class A	70,359	1,958,091
The Walt Disney Co.	33,198	4,119,208
		6,077,299
Mining — 0.6%
Rio Tinto PLC, ADR	16,188	977,593
Miscellaneous Manufacturing — 4.5%
A.O. Smith Corp.	34,606	1,827,197
Eaton Corp. PLC	30,389	3,100,590
Parker-Hannifin Corp.	11,628	2,352,809
		7,280,596
Oil & Gas — 4.3%
Chevron Corp.	29,991	2,159,352
EOG Resources, Inc.	60,464	2,173,076
Phillips 66	26,176	1,356,964
Valero Energy Corp.	30,623	1,326,588
		7,015,980
Packaging and Containers — 1.5%
Packaging Corp. of America	22,947	2,502,370
Pharmaceuticals — 6.5%
Sanofi, ADR	49,237	2,470,220
GlaxoSmithKline PLC, ADR	43,093	1,622,021
Johnson & Johnson	44,132	6,570,372
		10,662,613
Retail — 6.7%
Best Buy Co., Inc.	19,551	2,175,831
Lowe's Cos., Inc.	10,274	1,704,046
Starbucks Corp.	16,094	1,382,796

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Tractor Supply Co.	5,899	$845,563
Walmart, Inc.	34,218	4,787,440
		10,895,676
Semiconductors — 0.6%
QUALCOMM, Inc.	8,151	959,210
Shipbuilding — 1.3%
Huntington Ingalls Industries, Inc.	15,099	2,125,184
Software — 2.7%
Fidelity National Information Services, Inc.	24,049	3,540,253
VMware, Inc., Class A*	5,929	851,820
		4,392,073
Telecommunications — 5.2%
Cisco Systems, Inc.	75,782	2,985,053
Verizon Communications, Inc.	91,903	5,467,309
		8,452,362
TOTAL COMMON STOCKS (Cost $147,231,736)		154,243,978

REAL ESTATE INVESTMENT TRUSTS — 5.1%
Apartments — 1.8%
Mid-America Apartment Communities, Inc.	25,171	2,918,578
Industrial — 0.8%
EastGroup Properties, Inc.	10,291	1,330,935
Office Property — 0.8%
Cousins Properties, Inc.	47,429	1,355,995
Storage & Warehousing — 1.7%
CubeSmart	85,153	2,751,293
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,265,460)		8,356,801

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $41,521)	41,521	41,521
TOTAL INVESTMENTS — 99.7% (Cost $155,538,717)		$162,642,300
Other Assets & Liabilities — 0.3%		469,206
TOTAL NET ASSETS — 100.0%		$163,111,506

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Country Weightings as of 09/30/2020††
United States	93%
Ireland	3
United Kingdom	2
France	1
Bermuda	1
Total	100%
††	% of total investments as of September 30, 2020

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